Other Income	12 Months Ended
Dec. 31, 2023
Other Income [Abstract]
Other Income
21.	Other Income

Other Income consists of the following:

	For the Years Ended December 31,
	2023	2022	2021
Government grants	9,945,338	5,996,537	3,319,871
Others	1,906,503	1,155,918	156,000

Total other income	11,851,841	7,152,455	3,475,871

During the years ended December 31, 2023, 2022 and 2021, the Company received unconditional government grants of RMB9,945,338, RMB5,996,537, and RMB3,319,871, respectively, which primary consisted of value-added tax super deduction.